Consolidated Statements of Stockholder's Equity (Deficit) and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	Total	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Feb. 01, 2009	$ 1,175	$ 2,625	$ (1,418)	$ (32)
Net loss	(514)		(514)
Other comprehensive income (loss):
Unrealized gains on derivatives, net of tax of $(1)	2			2
Foreign currency translation adjustment	19			19
Total comprehensive income (loss)	(493)
Stock-based compensation	18	18
Change in fiscal year end of subsidiary	(13)		(13)
Other	1		1
Ending Balance at Jan. 31, 2010	688	2,643	(1,944)	(11)
Equity contribution	1	1
Net loss	(619)		(619)
Other comprehensive income (loss):
Unrealized gains on derivatives, net of tax of $(1)	1			1
Foreign currency translation adjustment	9			9
Total comprehensive income (loss)	(609)
Stock-based compensation	17	17
Other	(1)	(1)
Ending Balance at Jan. 30, 2011	96	2,660	(2,563)	(1)
Net loss	(543)		(543)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1)			(1)
Total comprehensive income (loss)	(544)
Stock-based compensation	20	20
Ending Balance at Jan. 29, 2012	$ (428)	$ 2,680	$ (3,106)	$ (2)